UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          240 E. Deloney Ave.
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         04/30/2009
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       79
                                          --------------
Form 13F Information Table Value Total:    $ 182,254
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1 	 	        COLUMN 2 COLUMN 3     COLUMN 4   COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
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	                        TITLE OF	      VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP        (x$1000)   PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
VALUEVISION MEDIA INC CMN CLAS	CL A	92047k107     774 	 1,105,623 	 SH 	SOLE 		 	1,105,623   -  -
ACME UNITED CORP CMN		COM	4816104	      1,864 	 244,684 	 SH 	SOLE 		 	244,684     -  -
ACTUATE CORPORATION COMMON STO	COM	00508b102     966 	 315,771 	 SH 	SOLE 		 	315,771     -  -
ALTRA HOLDINGS, INC. CMN	COM	02208r106     2,250 	 580,000 	 SH 	SOLE 		 	580,000     -  -
ANIMAL HEALTH INTERNATIONAL IN	COM	03525n109     1,270 	 1,000,000 	 SH 	SOLE 		 	1,000,000   -  -
BADGER METER INC CMN		COM	56525108      1,262 	 43,700 	 SH 	SOLE 		 	43,700 	    -  -
DARLING INTERNATIONAL INC CMN	COM	237266101     4,248 	 1,145,000 	 SH 	SOLE 		 	1,145,000   -  -
DELTEK INC CMN			COM	24784l105     4,221 	 974,736 	 SH 	SOLE 		 	974,736     -  -
DOLAN MEDIA COMPANY CMN		COM	25659p402     1,873 	 238,047 	 SH 	SOLE 		 	238,047     -  -
DRUGSTORE.COM INC CMN		COM	262241102     5,609 	 4,793,700 	 SH 	SOLE 		 	4,793,700   -  -
DWS MUNICIPAL INCOME TRUST MUT	COM	23338m106     503 	 54,634 	 SH 	SOLE 		 	54,634 	    -  -
EASTERN INS HLDGS INC CMN	COM	276534104     2,035 	 261,900 	 SH 	SOLE 		 	261,900     -  -
EDGEWATER TECHNOLOGY INC CMN	COM	280358102     1,112 	 399,935 	 SH 	SOLE 		 	399,935     -  -
ENNIS INC CMN			COM	293389102     1,707 	 192,635 	 SH 	SOLE 		 	192,635     -  -
FIRST FINANCIAL NORTHWEST INC	COM	32022k102     8,566 	 1,027,124 	 SH 	SOLE 		 	1,027,124   -  -
ICO INC (NEW) CMN		COM	449293109     3,414 	 1,657,494 	 SH 	SOLE 		 	1,657,494   -  -
KEY ENERGY SERVICES INC CMN	COM	492914106     1,782 	 618,800 	 SH 	SOLE 		 	618,800     -  -
KHD HUMBOLDT WEDAG INTL LTD CM	COM	482462108     3,619 	 523,742 	 SH 	SOLE 		 	523,742     -  -
MEDIWARE INFORMATION SYS INC C	COM	584946107     2,346 	 558,658 	 SH 	SOLE 		 	558,658     -  -
MERCER INS GROUP INC CMN	COM	587902107     1,682 	 117,655 	 SH 	SOLE 		 	117,655     -  -
MERIDIAN INTERSTATE BANCORP, I	COM	58964q104     1,600 	 190,049 	 SH 	SOLE 		 	190,049     -  -
MET-PRO CORPORATION CMN		COM	590876306     2,898 	 355,547 	 SH 	SOLE 		 	355,547     -  -
MFRI INC CMN			COM	552721102     1,318 	 208,947 	 SH 	SOLE 		 	208,947     -  -
MOCON INC CMN			COM	607494101     752 	 91,650 	 SH 	SOLE 		 	91,650 	    -  -
MVC CAPITAL INC CLOSED END FUN	COM	553829102     9,514 	 1,131,283 	 SH 	SOLE 		 	1,131,283   -  -
NATIONAL DENTEX CORP CMN	COM	63563h109     564 	 146,404 	 SH 	SOLE 		 	146,404     -  -
NATURAL GAS SERVICES GROUP, IN	COM	63886q109     1,463 	 162,541 	 SH 	SOLE 		 	162,541     -  -
NGAS RESOURCES, INC. CMN	COM	62912t103     2,654 	 2,193,596 	 SH 	SOLE 		 	2,193,596   -  -
NORTH AMERICAN ENERGY PARTNERS	COM	656844107     1,727 	 566,379 	 SH 	SOLE 		 	566,379     -  -
NUVEEN INSD PREM INCOME MUN FD	COM	6706d8104     139 	 13,300 	 SH 	SOLE 		 	13,300 	    -  -
NUVEEN MUN ADVANTAGE FUND INC	COM	67062h106     682 	 57,817 	 SH 	SOLE 		 	57,817 	    -  -
NUVEEN PREMIUM INCOME MUNICIPA	COM	67062t100     598 	 52,321 	 SH 	SOLE 		 	52,321 	    -  -
NUVEEN PREMIUM INCOME MUNICIPA	COM	6706k4105     107 	 10,700 	 SH 	SOLE 		 	10,700 	    -  -
NUVEEN QUALITY INCOME MUNICIPA	COM	670977107     446 	 37,610 	 SH 	SOLE 		 	37,610 	    -  -
PC-TEL INC CMN			COM	69325q105     3,734 	 868,300 	 SH 	SOLE 		 	868,300     -  -
PETRO RES CORP CMN		COM	71646k106     825 	 3,300,000 	 SH 	SOLE 		 	3,300,000   -  -
QUADRAMED CORPORATION CMN	COM	74730w507     3,377 	 559,080 	 SH 	SOLE 		 	559,080     -  -
SALARY.COM, INC. CMN		COM	794006106     1,599 	 1,142,183 	 SH 	SOLE 		 	1,142,183   -  -
SCHMITT INDS INC ORE CMN	COM	806870200     317 	 114,430 	 SH 	SOLE 		 	114,430     -  -
SEABRIGHT INSURANCE HLDG INC C	COM	811656107     7,717 	 737,721 	 SH 	SOLE 		 	737,721     -  -
SOLUTIA INC. CMN		COM	834376501     1,168 	 624,800 	 SH 	SOLE 		 	624,800     -  -
SUPERIOR ENERGY SERVICES INC C	COM	868157108     4,976 	 386,000 	 SH 	SOLE 		 	386,000     -  -
T-3 ENERGY SERVICES INC CMN	COM	87306E107     1,961 	 166,500 	 SH 	SOLE 		 	166,500     -  -
TESCO CORPORATION CMN		COM	88157k101     6,803 	 870,000 	 SH 	SOLE 		 	870,000     -  -
THOMPSON CREEK METALS COMPANY	COM	884768102     4,536 	 1,142,550 	 SH 	SOLE 		 	1,142,550   -  -
U.S. CONCRETE INC CMN		COM	90333l102     3,343 	 1,671,635 	 SH 	SOLE 		 	1,671,635   -  -
VAALCO ENERGY, INC. CMN		COM	91851c201     6,024 	 1,138,813 	 SH 	SOLE 		 	1,138,813   -  -
AQUA AMERICA INC CMN		COM	03836w103     400 	 20,000 	 SH 	SOLE 		 	20,000 	    -  -
ASHLAND INC. CMN		COM	44209104      1,486 	 143,900 	 SH 	SOLE 		 	143,900     -  -
CLEAN HARBORS INC CMN		COM	184496107     744 	 15,500 	 SH 	SOLE 			15,500 	    -  -
COLFAX CORPORATION CMN		COM	194014106     486 	 70,800 	 SH 	SOLE 		 	70,800 	    -  -
FLOW INTERNATIONAL CORP CMN	COM	343468104     188 	 115,800 	 SH 	SOLE 		 	115,800     -  -
GRAFTECH INTERNATIONAL LTD CMN	COM	384313102     2,211 	 358,918 	 SH 	SOLE 		 	358,918     -  -
HERCULES TECH GR CAP INC. CMN	COM	427096508     79 	 15,700 	 SH 	SOLE 		 	15,700 	    -  -
KADANT INCORPORATED CMN		COM	48282t104     147 	 12,800 	 SH 	SOLE 			12,800 	    -  -
KEY TECHNOLOGY INC CMN		COM	493143101     39 	 4,400 	 	 SH 	SOLE 			4,400 	    -  -
LINDSAY CORPORATION CMN		COM	535555106     397 	 14,700 	 SH 	SOLE 		 	14,700 	    -  -
NATUS MEDICAL INC DEL CMN	COM	639050103     1,831 	 215,200 	 SH 	SOLE 		 	215,200     -  -
REX ENERGY CORPORATION CMN	COM	761565100     801 	 279,000 	 SH 	SOLE 		 	279,000     -  -
ROLLINS INC. CMN		COM	775711104     5,148 	 300,201 	 SH 	SOLE 		 	300,201     -  -
TESSCO TECHNOLOGIES INC CMN	COM	872386107     91 	 11,716 	 SH 	SOLE 		 	11,716 	    -  -
ALLOY INC CMN			COM NEW	19855303      3,669 	 873,542 	 SH 	SOLE 		 	873,542     -  -
GENTEK INC CMN			COM NEW	37245x203     466 	 26,640 	 SH 	SOLE 		 	26,640 	    -  -
INSWEB CORPORATION CMN		COM NEW	45809k202     442 	 211,535 	 SH 	SOLE 		 	211,535     -  -
OPLINK COMMUNICATIONS INC CMN	COM NEW	68375q403     2,472 	 320,998 	 SH 	SOLE 		 	320,998     -  -
PRG-SCHULTZ INTERNATIONAL, INC	COM NEW	69357c503     610 	 214,700 	 SH 	SOLE 		 	214,700     -  -
MUELLER WATER PRODUCTS, INC. C	COM S A	624758108     788 	 238,800 	 SH 	SOLE 		 	238,800     -  -
ENCORE ENERGY PARTNERS LP CMN	COM UNT	29257a106     201 	 14,100 	 SH 	SOLE 		 	14,100 	    -  -
MAGMA DESIGN AUTOMATION, INC.	NOTE 	559181ac6     5,625 	 9,000,000 	 PRN 	SOLE 		 	9,000,000   -  -
KEMET CORPORATION 2.25% 11/15/	NOTE 	488360ab4     1,260 	 9,000,000 	 PRN 	SOLE 		 	9,000,000   -  -
LITHIA MOTORS INC 2.875% 05/01	NOTE 	536797ab9     10,613 	 10,720,000 	 PRN 	SOLE 		 	10,720,000  -  -
HERCULES OFFSHORE, INC. 144A 0	NOTE 	427093aa7     1,519 	 5,000,000 	 PRN 	SOLE 		 	5,000,000   -  -
ENCORE CAPITAL GROUP INC 3.375	NOTE 	292554ab8     4,563 	 5,850,000 	 PRN 	SOLE 		 	5,850,000   -  -
FUNDTECH LTD CMN		ORD	m47095100     12,183 	 1,429,921 	 SH 	SOLE 		 	1,429,921   -  -
BLUEPHOENIX SOLUTIONS LTD CMN	SHS	m20157109     1,309 	 681,560 	 SH 	SOLE 		 	681,560     -  -
LINN ENERGY, LLC CMN UNITS REP	UNIT 	536020100     158 	 10,600 	 SH 	SOLE 		 	10,600 	    -  -
HILAND PARTNERS, LP 		CMN LTD 431291103     88 	 10,900 	 SH 	SOLE 		 	10,900 	    -  -
WTS/BARZEL INDUSTRIES INC 5.50  *W EXP 	69744118      50 	 999,700 	 SH 	SOLE 		 	999,700     -  -
WTS/OWENS CORNING INC. 45.2500  *W EXP 	690742127     242 	 503,622 	 SH 	SOLE 		 	503,622     -  -

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